Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

December 22, 2011

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	ClearBridge Energy MLP Fund Inc.

Dear Sir or Madam:

On behalf of ClearBridge Energy MLP Fund Inc. (the “Fund”), we hereby submit for filing by direct electronic transmission the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”).

In accordance with Securities and Exchange Commission Release No. 33-6510 (February 15, 1984) (the “Release”), we respectfully request on behalf of the Fund that the Division of Investment Management (the “Division”) consider this filing appropriate for limited review because, as detailed below, the disclosure in the Registration Statement is substantially similar to disclosure in the Registration Statement filed and declared effective on June 24, 2010 for the Fund’s initial public offering (File Nos. 333- 166021 and 811-22405) (the “Prior Registration Statement”) which the Division has reviewed. The Registration Statement is being filed to register shares of the Fund’s common stock, debt securities and preferred stock, to be offered periodically through underwriters, dealers or agents, at-the-market offerings or direct sales pursuant to Rule 415(a)(1)(x) of the 1933 Act and No-Action Letters Nuveen Virginia Premium Income Municipal Fund, dated October 6, 2006, File No. 811-7490, and Pilgrim America Prime Rate Trust, dated May 1 1998, File No. 811-5410. The Fund’s investment objective is to provide a high level of total return with an emphasis on cash distributions. The Fund seeks to achieve its objective by investing primarily in master limited partnerships in the energy sector. The Fund’s investment objective, investment strategies, adviser and sub-adviser have not changed since

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the Prior Registration Statement. The following is provided to assist the Division in its review of the Registration Statement.

I.	Material Changes from Recent Filings

All material changes from the Prior Registration Statement relate to the fact that the Fund (i) has been actively operating as a registered investment company since June 2010, (ii) has incurred leverage since its inception, (iii) the Registration Statement proposes to offer debt securities and preferred stock, in addition to common stock and (iv) is filing the Registration Statement as shelf pursuant to Rule 415(a)(1)(x) of the 1933 Act and No-Action Letters Nuveen Virginia Premium Income Municipal Fund, dated October 6, 2006, File No. 811-7490, and Pilgrim America Prime Rate Trust, dated May 1 1998, File No. 811-5410, and not, as in the Prior Registration Statement, for the Fund’s initial public offering. The following sections of the Registration Statement are substantially similar to their counterparts in the Prior Registration Statement:

“Prospectus Summary”;

“The Fund’s Investments”;

“Use of Leverage”;

“Risks”;

“Management of the Fund”;

“Net Asset Value”;

“Distributions”;

“Dividend Reinvestment Plan”;

“Description of Shares”

“Certain Provisions of the Articles of Incorporation and By-Laws”;

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“Repurchase of Fund Shares”;

“Certain United States Federal Income Tax Considerations”;

“Custodian and Transfer Agent”;

“Investment Objective”;

“Investment Restrictions”;

“Investment Policies and Techniques”;

“Management of the Fund”;

“Investment Manager”;

“Portfolio Managers”;

“Portfolio Transactions and Brokerage”;

“Net Asset Value”;

“General Information”;

“Repurchase of Fund Shares; Conversion to an Open-End Fund”;

“Certain United States Federal Income Tax Considerations”;

II.	Problem Areas Warranting Special Attention

The Fund respectfully submits there are no problem areas warranting special attention.

III.	New Investment Techniques, Products or Methods of Distribution

The Fund respectfully submits there are no new investment techniques or products with respect to the Fund’s offering. Please see the “Plan of Distribution” section of the Registration Statement for the descriptions of methods of distribution.

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The Fund would appreciate receiving any comments on the Registration Statement at your earliest convenience, and in any case within thirty days of the date of filing of the Registration Statement. The Fund intends to file a pre-effective amendment to include the financial statements for the year ended November 30, 2011 in the Registration Statement.

Any questions or communications concerning the enclosed materials should be directed to Sarah Cogan at (212) 455-3575 or Benjamin Wells at (212) 455-2516.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

Enclosures

cc:	William J. Renahan